                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/Michael Larson             Kirkland, Washington   February 16, 2010
   --------------------------    --------------------   -----------------
           [Signature]              [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
                                        --------------------

Form 13F Information Table Entry Total:  36
                                        --------------------

Form 13F Information Table Value Total:  $ 10,464,579
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE
                       As of December 31, 2009

        COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------   ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x$1000)  PRN AMOUNT PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------   ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    70,469  1,499,984 SH          SOLE              1,499,984
AUTONATION INC                 COM              05329W102   206,669 10,792,100 SH          SOLE             10,792,100
BANK FLA CORP NAPLES           COM              062128103       252    303,900 SH          SOLE                303,900
BERSHIRE HATHAWAY              COMMON B         084670207 5,191,676  1,579,938 SH          SOLE              1,579,938
BP PLC                         SPONSORED ADR    055622104   268,575  4,633,000 SH          SOLE              4,633,000
CABOT OIL & GAS CORP           COM              127097103    33,806    775,550 SH          SOLE                775,550
CANADIAN NATL RY CO            COM              136375102   456,605  8,399,653 SH          SOLE              8,399,653
CATERPILLAR INC DEL            COM              149123101   432,577  7,590,400 SH          SOLE              7,590,400
COCA COLA CO                   COM              191216100   380,874  6,682,000 SH          SOLE              6,682,000
COCA COLA ENTERPRISES INC      COM              191219104    21,200  1,000,000 SH          SOLE              1,000,000
COCA COLA FEMSA S A B DE C V   SPON ADR REP L   191241108   299,754  4,561,072 SH          SOLE              4,561,072
COSTCO WHSL CORP NEW           COM              22160K105   362,594  6,128,000 SH          SOLE              6,128,000
CROWN CASTLE INTL CORP         COM              228227104   208,196  5,332,900 SH          SOLE              5,332,900
CSX CORP                       COM              126408103    72,735  1,500,000 SH          SOLE              1,500,000
DAIMLER AG                     REG SHS          D1668R123    45,934    861,800 SH          SOLE                861,800
DEVON ENERGY CORP NEW          COM              25179M103    29,951    407,500 SH          SOLE                407,500
DICKS SPORTING GOODS INC       COM              253393102    32,331  1,300,000 SH          SOLE              1,300,000
EASTMAN KODAK CO               COM              277461109    25,531  6,050,000 SH          SOLE              6,050,000
EXPEDITORS INTL WASH INC       COM              302130109    57,301  1,648,000 SH          SOLE              1,648,000
EXXON MOBIL CORP               COM              30231G102   292,194  4,285,000 SH          SOLE              4,285,000
FEDEX CORP                     COM              31428X106   127,261  1,525,000 SH          SOLE              1,525,000
GREATER CHINA FD INC           COM              39167B102     2,317    166,414 SH          SOLE                166,414
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206   232,321 11,190,800 SH          SOLE             11,190,800
HOME DEPOT INC                 COM              437076102    40,560  1,402,000 SH          SOLE              1,402,000
IAC INTERACTIVECORP            COM PAR $.001    44919P508    10,957    535,000 SH          SOLE                535,000
M & T BK CORP                  COM              55261F104    66,890    999,998 SH          SOLE                999,998
MCDONALDS CORP                 COM              580135101   460,027  7,367,500 SH          SOLE              7,367,500
PEABODY ENERGY CORP            COM              704549104    22,605    500,000 SH          SOLE                500,000
PROGRESSIVE CORP OHIO          COM              743315103    35,980  2,000,000 SH          SOLE              2,000,000
RANGE RES CORP                 COM              75281A109    28,664    575,000 SH          SOLE                575,000
REPUBLIC SVCS INC              COM              760759100    38,219  1,350,000 SH          SOLE              1,350,000
TRACTOR SUPPLY CO              COM              892356106    52,970  1,000,000 SH          SOLE              1,000,000
VIACOM INC NEW                 CL B             92553P201    14,865    500,000 SH          SOLE                500,000
WAL MART STORES INC            COM              931142103   254,048  4,753,000 SH          SOLE              4,753,000
WASTE MGMT INC DEL             COM              94106L109   531,370 15,716,367 SH          SOLE             15,716,367
XTO ENERGY INC                 COM              98385X106    56,301  1,210,000 SH          SOLE              1,210,000